Income Taxes (Distribution Of Net Loss For Continuing Operations Before Provision For Income Taxes By Geographical Area) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Ireland	$ (926.8)	$ (688.2)	$ (632.9)
Foreign	193.6	222.7	19.4
Net loss before provision for income taxes	$ (733.2)	$ (465.5)	$ (613.5)